13FCONF P 5/15/03

CSFB13FDEC02CL.TXT

Form 13F

03028208

Form UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment (   ); Amendment Number: ______
This Amendment (Check only one.): (   ) is a restatement
(   ) adds new holdings entries
Institutional Investment Manager Filing this Report:

CONFIDENTIAL TREATMENT EXPIRED

Name: CREDIT SUISSE FIRST BOSTON, INC.
Address: 11 MADISON AVENUE
NEW YORK, NY 10010

Form 13F File Number: 28-2205

RECD S.E.C.
FEB 14 2003
1086

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schdeules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

PROCESSED
JUL 28 2003
THOMSON FINANCIAL

Name: Eugene Rosati
Title: Director
Phone: 212-325-4492

Signature, Place, and Date of Signing:

Eugene Rosati	New York, New York	February 13, 2003
(Signature)	(City, State)	(Date)

Report Type (Check only one.):

(X) 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

(   ) 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

(   ) 13F COMBINATION REPORT. (Check here if a portion of the holding
s for
this reporting manager are reported in this report and a portion are r
eported
by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

	Form 13F File Number	Name
1.	28-	
	Form 13F File Number	Name
2.	28-2205	CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION*
	Form 13F File Number	Name
3.	28-2205	CREDIT SUISSE FIRST BOSTON LLC**
	Form 13F File Number	Name
4.	28-	

* CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION is a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.
** CREDIT SUISSE FIRST BOSTON LLC is also a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 5562

Form 13F Information Table Value Total: $ 19,059,024 (thousands)

Information requested to be treated confidentially has been filed sepa
rately.

List of Other Included Managers:

Provided a numbered list of the name(s) and Form 13F file number(s) o
f
all institutional investment managers with respect to which this repo
rt is
filed, other than the manager filing this report.

	Form 13F File Number	Name
1.	28-	
	Form 13F File Number	Name
2.	28-2205	CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION*
	Form 13F File Number	Name
3.	28-2205	CREDIT SUISSE FIRST BOSTON LLC**
	Form 13F File Number	Name
4.	28-	

* CREDIT SUISSE FIRST BOSTON MANAGEMENT CORPORATION is a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.
** CREDIT SUISSE FIRST BOSTON LLC is also a wholly-owned subsidiary of CREDIT SUISSE FIRST BOSTON, INC.

CONFIDENTIAL PROPRIETARY POSITIONS **FORM 13F**

(SEC USE ONLY)

Name of Reporting Manager CREDIT SUISSE FIRST BOSTON, INC.

Item 1: Name of Issuer	Item 2: Title of Class	Item 3: CUSIP Number	Item 4: Fair Market Value	Item 5: Shares or Principal Amount	Item 6: Investment Discretion (a) sole	(b) Shared-as defined in Instr.V	(c) Shared-other	Item 7: Managers see Instr. V	Item 8: Voting Authority (Shares) (a) Sole	(b) Shared	(c) None
DREYERS GRAND ICE CREAM INC	COM	261878102	$ 52,787,000	743,900		X		3	X		
HOUSEHOLD INTL INC	COM	441815107	$ 5,448,000	195,900		X		3	X		
PHARMACIA CORP expect closing is opened	COM	71713U102	$ 120,802,000	2,890,000		X		3	X		
RATIONAL SOFTWARE CORP	COM NEW	75409P202	$ 1,039,000	100,000		X		3	X		
TAUBMAN CTRS INC	COM	876664103	$ 162,000	10,000		X		3	X		
COLUMN TOTALS AGGREGATE TOTALS		$	$ 180,238,000 180,238,000								

Request confidentiality up to and including the end of 3/31/03.